Net Income - Other Gains and Losses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [abstract]
Valuation gain (loss) on financial assets and liabilities at fair value through profit or loss, net	$ (98)	$ (3)	$ (206)	$ 243
Foreign currency exchange gain or loss, net	(116)		(185)	230
Gain (loss) on disposal of investments accounted for using equity method, net	6	0	(14)	4
Gain (loss) on disposal of financial instruments, net	0		1	0
Others	(71)		(14)	(16)
Other gains and losses	$ (279)	$ (9)	$ (418)	$ 461